Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Analysis of Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
	2023	2024	2025
Time charter revenues	124,075,851	152,829,150	135,153,725
Voyage charter revenues	18,268,798	10,514,649	31,498,463
Other income	1,183,120	3,918,386	6,509,290

Total	143,527,769	167,262,185	173,161,478